Property, Plant and Equipment (Regulated and Non-Regulated Assets) (Narrative) (Details) - Pipeline lateral - SeaCoast Gas Transmission, LLC - General plant and other $ in Millions	12 Months Ended
	Dec. 31, 2024 mi	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Jointly Owned Pipeline lateral
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
Length of pipeline, in miles | mi	26
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service		$ 27	$ 27
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation		$ 3	$ 2